Note 8 - Trade and Other Payables (Tables)	6 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	As at	As at
	Sept. 30, 2020	March 31, 2020
Commodity suppliers' accruals and payables	$379,686	$414,581
Green provisions and repurchase obligations	80,766	103,245
Sales tax payable	21,072	19,706
Non-commodity trade accruals and accounts payable	56,921	117,473
Current portion of payable to former joint venture partner	16,734	18,194
Accrued gas payable	-	3,295
Other payables	13,734	9,171
	$568,913	$685,665